Consolidated Statements of Changes in Redeemable Preferred and Common Units and Equity (Deficit) (Parenthetical) $ in Thousands	12 Months Ended
Sep. 24, 2022 USD ($)
Statement of Stockholders' Equity [Abstract]
Recapitalization of Preferred Units, Class C Units, Class A Voting Units, and creation of NCI, transaction costs	$ 37,104
Recapitalization of SVF equity, PIPE, and FPA, transaction costs	$ 30,315